Financial Risks - Schedule of Ratings Distribution of General Account Portfolios (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about credit rating [line items]
Fair value	€ 139,711	€ 159,510
Total carrying value	134,658	154,304
Credit rating general account investments, excluding reinsurance assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	39,368	39,303
Fair value	100,853	122,918
Total carrying value	140,221	162,221
Credit rating general account investments, excluding reinsurance assets [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2,616	3,189
Fair value	32,960	35,758
Total carrying value	35,575	38,946
Credit rating general account investments, excluding reinsurance assets [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2,778	3,300
Fair value	10,334	13,731
Total carrying value	13,111	17,032
Credit rating general account investments, excluding reinsurance assets [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,024	3,349
Fair value	24,399	31,204
Total carrying value	27,423	34,553
Credit rating general account investments, excluding reinsurance assets [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,271	1,346
Fair value	20,983	26,721
Total carrying value	22,254	28,067
Credit rating general account investments, excluding reinsurance assets [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	107	145
Fair value	1,852	2,391
Total carrying value	1,959	2,536
Credit rating general account investments, excluding reinsurance assets [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2	5
Fair value	1,284	1,279
Total carrying value	1,287	1,284
Credit rating general account investments, excluding reinsurance assets [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	823	1,078
Total carrying value	823	1,078
Credit rating general account investments, excluding reinsurance assets [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	29,154	27,460
Fair value	7,011	9,267
Total carrying value	36,165	36,727
Credit rating general account investments, excluding reinsurance assets [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	38,951	38,793
Fair value	99,645	121,429
Total carrying value	138,597	160,222
Credit rating general account investments, excluding reinsurance assets [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	416	510
Fair value	1,207	1,489
Total carrying value	1,624	1,999
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	6	18
Fair value	5,320	5,310
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	985	950
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	340	402
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,775	1,823
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,920	1,904
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	140	132
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	117	57
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	23	28
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	6	18
Fair value	1
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	6	18
Fair value	5,300	5,297
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Fair value	20	13
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member]
Disclosure of detailed information about credit rating [line items]
Fair value	157	90
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	144
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	4
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	4
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	4	90
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	157	90
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	8,831	10,820
Fair value	65,259	83,755
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	958	1,560
Fair value	18,935	21,580
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2,693	3,214
Fair value	3,353	6,102
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2,905	3,281
Fair value	18,684	25,147
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	330	481
Fair value	16,822	21,461
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	18	70
Fair value	1,567	1,964
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,162	1,207
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	793	1,049
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,892	2,196
Fair value	2,797	3,847
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	8,796	10,802
Fair value	64,114	82,357
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	35	17
Fair value	1,145	1,397
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	30,189	28,117
Fair value	26,467	29,817
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,658	1,628
Fair value	12,727	13,020
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	85	86
Fair value	5,449	6,011
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	56	12
Fair value	3,186	3,397
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	941	850
Fair value	1,267	2,402
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	18	18
Fair value	22	107
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value		10
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	3
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	27,133	25,133
Fair value	3,770	4,792
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	29,890	27,727
Fair value	26,425	29,740
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	299	390
Fair value	41	77
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2,031	2,269
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	137	171
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,139	1,158
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	449	549
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	78	85
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	9	90
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value		2
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	219	215
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2,031	2,269
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	275	303
Fair value	777	678
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1	2
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	5	1
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	8	8
Fair value	126	116
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3	20
Fair value	495	433
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	72	56
Fair value	92	80
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2	4
Fair value	1	1
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	107	111
Fair value	55	44
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	193	201
Fair value	775	676
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	82	102
Fair value	1	2
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	54	45
Fair value	651	687
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	9	12
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	48	58
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	55	48
Fair value	167	157
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	(3)	(6)
Fair value	401	436
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	20	18
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value		3
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2	3
Fair value	6	3
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	54	45
Fair value	€ 651	€ 687